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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-5686
      --------------------------------------------------------------------------


                          AIM Treasurer's Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                    -------------------

Date of fiscal year end:    8/31
                         -----------------

Date of reporting period:   5/31/05
                         -----------------

Item 1. Reports to Stockholders.

                               PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS o MAY 31, 2005

        YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
         --Registered Trademark--               --Registered Trademark--

AIMinvestments.com              I-TST-QTR-1 5/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS--PREMIER PORTFOLIO
May 31, 2005
(Unaudited)

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--22.83% (a)

ASSET-BACKED SECURITIES - FULLY BACKED--8.46%

Aquinas Funding LLC (CEP's-MBIA Ins. Corp.)
3.02% (Acquired 03/23/05; Cost $9,921,983) (b)                  06/24/05     $     10,000     $  9,980,705
----------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC agent)
3.19% (Acquired 05/18/05; Cost $9,918,606) (b)                  08/18/05           10,000        9,930,992
----------------------------------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
Hampshire Co., LLC agent)
3.02% (Acquired 02/22/05; Cost $4,927,017) (b)                  08/16/05            5,000        4,968,122
----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi
CEP's-Liberty Hampshire Co., LLC agent)
2.88% (Acquired 03/08/05; Cost $19,856,000) (b)                 06/06/05           20,000       19,992,000
----------------------------------------------------------------------------------------------------------
Tannehill Capital Co., LLC (Multi
CEP's-Liberty Hampshire Co., LLC agent)
3.03% (Acquired 02/24/05; Cost $17,737,905) (b)                 08/16/05           18,000       17,884,860
==========================================================================================================
                                                                                                62,756,679
==========================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--1.07%

Edison Asset Securitization, LLC
3.22% (Acquired 05/10/05; Cost $7,914,133) (b)                  09/07/05            8,000        7,929,876
==========================================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES--5.80%

CAFCO, LLC
2.87% (Acquired 03/08/05; Cost $17,867,980) (b)                 06/08/05           18,000       17,989,955
----------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
2.90% (Acquired 03/10/05; Cost $24,822,778) (b)                 06/06/05           25,000       24,989,931
==========================================================================================================
                                                                                                42,979,886
==========================================================================================================

INVESTMENT BANKING & BROKERAGE--2.02%

Morgan Stanley, Floating Rate
3.11% (c)                                                       10/12/05           15,000       15,000,000
==========================================================================================================

LETTER OF CREDIT--1.46%

Alabama (State of) Industrial Development
Authority (Commonscope Project); Taxable
Series 1995 Notes (LOC-Wachovia Bank, N.A.)
3.09% (d)                                                       06/21/05           10,800       10,800,000
==========================================================================================================

REGIONAL BANKS--4.02%

Banque et Caisse d'Epargne de l'Etat (Luxembourg)
3.21%                                                           09/06/05           10,000        9,913,508
----------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
3.18% (Acquired 05/12/05; Cost $19,834,194) (b)                 08/15/05           20,000       19,867,708
==========================================================================================================
                                                                                                29,781,216
==========================================================================================================

Total Commercial Paper (Cost $169,247,657)                                                     169,247,657
__________________________________________________________________________________________________________
==========================================================================================================

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes--
11.22% (e)

INSURED--4.21% (f)

California (State of) Housing Finance
Agency; Taxable Series 1998 T RB
3.08% (g)                                                       08/01/29     $      5,000     $  5,000,000
----------------------------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
Authority (Housing Mortgage Finance
Program); Taxable Series 1998 F-2 RB
3.09% (g)                                                       11/15/16              389          389,229
----------------------------------------------------------------------------------------------------------
Fairview (City of), Minnesota Hospital &
Healthcare Services; Taxable Series 1994 A RB
3.08% (g)                                                       11/01/15            3,900        3,900,000
----------------------------------------------------------------------------------------------------------
Florida (State of) Baptist Health System
of South Florida; Taxable Series 1995 B RB
3.07% (g)                                                       05/15/25            1,900        1,900,000
----------------------------------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
Taxable Pension Series 2000 RB
3.07% (g)                                                       09/01/30           20,000       20,000,000
==========================================================================================================
                                                                                                31,189,229
==========================================================================================================

LETTER OF CREDIT GUARANTEED --7.01% (d)

Albuquerque (City of), New Mexico
(Ktech Corp. Project); Taxable Series
2002 IDR (LOC-Wells Fargo Bank N.A.)
3.12% (g)                                                       11/01/22            1,370        1,370,000
----------------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 1999-F
Floating Rate Notes (LOC-JPMorgan Chase Bank)
3.07% (g)                                                       12/02/19            6,571        6,571,000
----------------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Series 2000-B
Floating Rate Notes (LOC-JPMorgan Chase Bank)
3.07% (Acquired 03/23/04; Cost $7,767,000) (b)(g)               07/01/20            7,767        7,767,000
----------------------------------------------------------------------------------------------------------
Hunter's Ridge/Southpointe; Floating Rate Notes
(LOC-Wachovia Bank, N.A.)
3.09% (g)                                                       05/01/16            6,560        6,560,000
----------------------------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
Rate Notes (LOC-Federal Home Loan Bank
of Indianapolis)
3.04% (g)                                                       09/01/33              362          361,612
----------------------------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
Economic Development Corp.; Taxable
Series 2003 RB (LOC-Bank of America, N.A.)
3.06% (g)                                                       09/01/18            2,600        2,600,000
----------------------------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
Diocese of Charlotte; Series 2002 Floating
Rate Bonds (LOC-Wachovia Bank, N.A.)
3.09% (g)                                                       05/01/14              903          903,000
----------------------------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
Diocese of Raleigh; Taxable Series 2002 A
Floating Rate Bonds (LOC-Bank of America, N.A.)
3.14% (g)                                                       06/01/18            6,900        6,900,000
----------------------------------------------------------------------------------------------------------
Richmond (City of), Virginia Redevelopment
& Housing Authority (Old Manchester Project);
Taxable Series 1995 B RB (LOC-Wachovia
Bank, N.A.)
3.10% (h)                                                       12/01/25            1,000        1,000,000
----------------------------------------------------------------------------------------------------------
San Jose (City of), California
Redevelopment Agency (Merged Area);
Taxable Series 2002 H RB (LOC-Bank
of New York)
3.08% (g)                                                       08/01/29              773          772,881
----------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 1996 A
Floating Rate Notes (LOC-ABN
AMRO Bank N.V.)
3.16% (g)                                                       10/01/46            6,470        6,470,000
----------------------------------------------------------------------------------------------------------

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED (CONTINUED)

Shepherd Capital LLC; Series 2003 C
Floating Rate Notes (LOC-Comerica Bank)
3.09% (g)                                                       08/01/53     $     10,120     $ 10,120,000
----------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Series 2003 D
Floating Rate Notes (LOC-Federal Home
Loan Bank of Indianapolis)
3.04% (g)                                                       10/01/53              614          614,153
==========================================================================================================
                                                                                                52,009,646
==========================================================================================================

Total Variable Rate Demand Notes
(Cost $83,198,875)                                                                              83,198,875
==========================================================================================================

ASSET-BACKED SECURITIES--9.45%
FULLY BACKED--2.02%

Racers Trust-Series 2004-6-MM,
Floating Rate Notes (CEP-Lehman
Brothers Holdings Inc.)
3.09% (Acquired 04/13/04; Cost
$15,000,000) (b)(h)                                             11/22/05           15,000       15,000,000
==========================================================================================================

STRUCTURED--7.43%

Leek Finance PLC (United Kingdom)-Series
14A, Class A1, Floating Rate Bonds
3.09% (Acquired 10/27/04; Cost $10,915,200) (b)(h)              09/21/05           10,915       10,915,200
----------------------------------------------------------------------------------------------------------
Residential Mortgage Securities
(United Kingdom)-Series 17A, Class A-1,
Floating Rate Bonds
3.10% (Acquired 02/10/05; Cost $12,581,625) (b)(h)              02/14/06           12,582       12,581,625
----------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Insurance,
LLC-Series 2004-HM2A, Class AMM, Putable
Floating Rate Bonds
3.08% (Acquired 12/16/04;
Cost $31,557,538) (b)(h)(i)                                     12/25/34           31,558       31,557,538
==========================================================================================================
                                                                                                55,054,363
==========================================================================================================

Total Asset-Backed Securities
(Cost $70,054,363)                                                                              70,054,363
==========================================================================================================

MASTER NOTE AGREEMENTS--4.04%

Merrill Lynch Mortgage Capital, Inc.
3.20% (Acquired 04/21/05;
Cost $30,000,000) (b)(j)(k)                                     12/25/05           30,000       30,000,000
==========================================================================================================

PROMISSORY NOTES--3.78%

Goldman Sachs Group, Inc. (The)
3.19% (Acquired 03/31/05; Cost $28,000,000) (b)(c)(l)           09/27/05           28,000       28,000,000
==========================================================================================================

MEDIUM-TERM NOTES--3.64%

MetLife Global Funding I, Floating Rate MTN
3.13% (Acquired 08/20/03; Cost $10,000,000) (b)(h)              06/14/06           10,000       10,000,000
----------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The); Floating Rate MTN,
2.93% (Acquired 08/02/04; Cost $17,000,000) (b)(m)              06/10/06           17,000       17,000,000
==========================================================================================================

Total Medium-Term Notes (Cost $27,000,000)                                                      27,000,000
==========================================================================================================

CERTIFICATES OF DEPOSIT--2.70%

Societe Generale S.A
3.00%                                                           12/21/05           10,000       10,000,000
----------------------------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
3.00%                                                           11/30/05           10,000       10,000,000
----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $20,000,000)                                                                              20,000,000
==========================================================================================================

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS--1.35%

Travelers Insurance Co. (The)
3.38% (Acquired 11/19/04; Cost $10,000,000) (b)(l)(m)           11/21/05     $     10,000     $ 10,000,000
==========================================================================================================
Total Investments (excluding Repurchase
Agreements) (Cost $437,500,895)                                                                437,500,895
==========================================================================================================

REPURCHASE AGREEMENTS--40.99%

Banc of America Securities LLC
3.07% (n)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
Branch (Canada)
2.97% (o)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
(United Kingdom)
3.04% (p)                                                       06/01/05           23,924       23,924,297
----------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
Branch (France)
3.12% (q)                                                       06/01/05           30,000       30,000,000
----------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
3.08% (r)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
CSFB LLC-New York Branch (Switzerland)
2.97% (s)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
3.07% (t)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
Branch (United Kingdom)
3.07% (u)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Morgan Stanley
2.97% (v)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Societe Generale, New York Branch, (France)
3.07% (w)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
3.07% (x)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
WestLB A.G. New York Branch (Germany)
2.96% (y)                                                       06/01/05           25,000       25,000,000
----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $303,924,297)                                                                            303,924,297
==========================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $741,425,192) (z)                                                                       $741,425,192
==========================================================================================================


Investment Abbreviations:

CEP      Credit Enhancement Provider
IDR      Industrial Development Revenue Bonds
LOC      Letter of Credit
MTN      Medium Term Notes
RB       Revenue Bonds

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at May 31, 2005 was $306,355,512, which represented 41.32% of the Fund's Total Investments. Unless, otherwise indicated, these securities are not considered to be illiquid.

(c) Interest rate is redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.

(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2005.

(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2005.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(j) Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on May 31, 2005.

(l) Security considered to be illiquid; the portfolio is limited to investing 10% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at May 31, 2005 was $38,000,000, which represented 5.13% of the Fund's Total Investments.

(m) Interest rate is redetermined quarterly. Rate shown is the rate in effect on May 31, 2005.

(n) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $509,656,959 U.S. Government obligations, 5.00% due 05/01/35 with an aggregate market value at 05/31/05 of $510,000,001. The amount to be received upon repurchase by the Fund is $25,002,132.

(o) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,181. Collateralized by $248,289,000 U.S. Government obligations, 3.00% to 6.00% due 10/19/07 to 07/15/12 with an aggregate market value at 05/31/05 of $255,000,203. The amount to be received upon repurchase by the Fund is $25,002,118.

(p) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $750,063,958. Collateralized by $749,746,709 U.S. Government obligations, 3.36% to 8.00% due 04/01/19 to 05/01/35 with an aggregate market value at 05/31/05 of $765,000,001. The amount to be received upon repurchase by the Fund is $23,926,337.

(q) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $865,075,027. Collateralized by $1,015,236,463 U.S. Government and corporate obligations, 0% to 12.09% due 03/01/06 to 06/01/35 with an aggregate market value at 05/31/05 of $888,870,002. The amount to be received upon repurchase by the Fund is $30,002,602.

(r) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $600,051,167. Collateralized by $598,425,000 U.S. Government obligations, 0% to 7.13% due 06/15/05 to 04/15/42 with an aggregate market value at 05/31/05 of $612,001,011. The amount to be received upon repurchase by the Fund is $25,002,132.

(s) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,361. Collateralized by $546,649,000 U.S. Government obligations, 0% to 6.03% due 07/08/05 to 10/08/27 with an aggregate market value at 05/31/05 of $514,669,600. The amount to be received upon repurchase by the Fund is $25,002,118.

(t) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,319. Collateralized by $262,566,928 U.S. Government obligations, 0% to 4.77% due 06/17/05 to 03/01/35 with an aggregate market value at 05/31/05 of $255,000,127. The amount to be received upon repurchase by the Fund is $25,002,132.

(u) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $495,605,000 U.S. Government obligations, 0% to 8.88% due 07/15/05 to 03/15/31 with an aggregate market value at 05/31/05 of $510,001,919. The amount to be received upon repurchase by the Fund is $25,002,132.

(v) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,319. Collateralized by $253,894,394 U.S. Government obligations, 3.14% to 7.00% due 12/01/15 to 04/01/35 with an aggregate market value at 05/31/05 of $256,700,853. The amount to be received upon repurchase by the Fund is $25,002,132.

(w) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $350,029,847. Collateralized by $392,759,456 U.S. Government obligations, 0% to 6.25% due 06/16/05 to 10/01/34 with an aggregate market value at 05/31/05 of $357,000,000. The amount to be received upon repurchase by the Fund is $25,002,132.

(x) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,639. Collateralized by $626,788,669 U.S. Government obligations, 4.00% to 6.06% due 01/15/08 to 11/01/35 with an aggregate market value at 05/31/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $25,002,132.

(y) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $200,017,056. Collateralized by $209,378,461 U.S. Government obligations, 0% to 9.13% due 01/01/06 to 12/01/43 with an aggregate market value at 05/31/05 of $204,000,496. The amount to bereceived upon repurchase by the Fund is $25,002,132.

(z) Also represents cost for federal income tax purposes.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

SCHEDULE OF INVESTMENTS--PREMIER TAX-EXEMPT PORTFOLIO
May 31, 2005
(Unaudited)

                                                                       RATINGS            (A)     PAR
                                                                S&P             MOODY'S          (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--3.70%

Tuscaloosa (City of) Educational Building
Authority (Stillman College Project);
Refunding Capital Improvement VRD Series
2002 A RB (LOC-AmSouth Bank)
    3.08%, 10/01/23 (b)(c)(d)                                         --           VMIG-1     $      1,000     $  1,000,000
===========================================================================================================================

ARIZONA--1.11%

Phoenix (City of); Refunding Unlimited
Tax Series 1993 A GO
    5.20%, 07/01/05                                                  AA+              Aa1              300          300,795
===========================================================================================================================

GEORGIA--8.15%

Floyd (County of) Development
Authority (Shorter College Project);
VRD Series 1998 RB (LOC-SunTrust Bank)
    3.11%, 06/01/17 (b)(c)(d)                                       A-1+               --            2,200        2,200,000
===========================================================================================================================

ILLINOIS--10.95%

Chicago (City of) Economic Development
(Crane Carton Co. Project); VRD Series
1992 RB (LOC-Bank of America N.A.)
(Acquired 6/21/04; Cost $300,000)
    3.13%, 06/01/12 (b)(c)(d)(e)(f)                                 A-1+               --              300          300,000
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (American College of Surgeons);
VRD Series 1996 RB (LOC-Northern Trust Co.)
    3.01%, 08/01/26 (b)(c)(d)                                       A-1+               --            1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Aurora Central Catholic
High School); VRD Series 1994 RB
(LOC-Allied Irish Bank PLC)
    3.25%, 04/01/24 (b)(c)(d)                                        A-1               --            1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax Series 1994 V RB
    6.00%, 06/15/05 (g)(h)(i)                                        NRR              NRR              250          255,375
---------------------------------------------------------------------------------------------------------------------------
Kane Cook & Du Page (Counties of) School
District No. 146 (Elgin); Refunding
Unlimited Tax Series 2005 GO
    3.00%, 01/01/06 (j)                                               --              Aaa              400          401,844
===========================================================================================================================
                                                                                                                  2,957,219
===========================================================================================================================

                                                                       RATINGS            (A)     PAR
                                                                S&P             MOODY'S          (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
INDIANA--6.18%

Indiana (State of) Housing Finance Authority
(Pedcor Investments-Cumberland Crossing
Apartments); Multi-family Housing VRD Series
1997 M-B RB (LOC-Federal Home Loan Bank of
Indianapolis)
    3.09%, 01/01/29 (b)(c)(d)(e)                                      --           VMIG-1     $        513     $    513,000
---------------------------------------------------------------------------------------------------------------------------
Kokomo (City of) Industrial Economic Development
(Village Community Partners IV Project); VRD
Series 1995 IDR (LOC-Federal Home Loan Bank
of Indianapolis)
    3.06%, 06/01/30 (b)(c)(d)(e)                                      --           VMIG-1              500          500,000
---------------------------------------------------------------------------------------------------------------------------
Portage (City of) Economic Development Corp.
(Pedcor Investments-Port Crossing IV
Apartments); VRD Series 1995 B RB (LOC-Federal
Home Loan Bank of Indianapolis)
    3.17%, 08/01/30 (b)(c)(d)(e)                                      --           VMIG-1              657          657,000
===========================================================================================================================
                                                                                                                  1,670,000
===========================================================================================================================

IOWA--3.52%

Iowa (State of) Finance Authority (YMCA of
Greater Des Moines Project); Economic
Development VRD Series 2000 RB (LOC-Wells
Fargo Bank N.A)
    3.07%, 06/01/10 (b)(c)(d)(k)                                      --               --              950          950,000
===========================================================================================================================

KANSAS--0.74%

Leawood (City of); Unlimited Tax Temporary
Notes Series 2004-2 GO
    3.00%, 10/01/05                                                   --            MIG-1              200          200,871
===========================================================================================================================

KENTUCKY--4.63%

Kentucky (State of) Area Development Districts
Financing Trust (Weekly Acquisition-Ewing);
Lease Program VRD Series 2000 RB (LOC-Wachovia
Bank, N.A.)
    3.07%, 06/01/33 (b)(c)(d)                                       A-1+               --            1,250        1,250,000
===========================================================================================================================

MICHIGAN--0.37%

Michigan (State of) Strategic Fund (YMCA of
Metropolitan Detroit Project); VRD Series
2001 RB (LOC-JPMorgan Chase Bank)
    3.06%, 05/01/31 (b)(c)(d)                                       A-1+               --              100          100,000
===========================================================================================================================

MISSOURI--8.15%

Missouri (State of) Development Finance
Board (Center of Creative Arts Project);
Cultural Facilities VRD Series 2004 RB
(LOC-National City Bank)
    3.00%, 07/01/24 (b)(c)(d)                                         --           VMIG-1            2,200        2,200,000
===========================================================================================================================

MONTANA--1.11%

Havre (City of) Industrial Development
Authority (Safeway Inc. Projects); Refunding
VRD Series 1991 IDR (LOC-Deutsche Bank A.G.)
    2.15%, 06/01/05 (c)(d)(l)(i)                                    A-1+               --              300          300,000
===========================================================================================================================

                                                                       RATINGS            (A)     PAR
                                                                S&P             MOODY'S          (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.33%

New Hampshire (State of) Business Finance
Authority (Wheelabrator Concord); Resource
Recovery VRD Series 1997 B RB (LOC-Wachovia Bank)
    3.10%, 01/01/18 (b)(c)(d)(e)                                    A-1+               --     $        360     $    360,000
===========================================================================================================================

NORTH CAROLINA--7.04%

Carteret (County of) Industrial Facilities &
Pollution Control Financing Authority
(TexasGulf Inc. Project); VRD Series 1985
PCR (LOC-BNP Paribas)
    3.19%, 10/01/05 (b)(c)(d)                                         --              Aa2            1,900        1,900,000
===========================================================================================================================

OHIO--0.76%

Ohio (State of); Unlimited Tax Series 1995 GO
    6.00%, 08/01/05 (g)(h)(i)                                        AAA              NRR              200          205,267
===========================================================================================================================

OKLAHOMA--5.93%

Muskogee (City of) Industrial Trust (Muskogee
Mall Ltd. Special Project); VRD Series 1985
IDR (LOC-Bank of Amerca N.A.)
    3.18%, 12/01/15 (b)(c)(d)                                         --           VMIG-1            1,500        1,500,000
---------------------------------------------------------------------------------------------------------------------------
Muskogee (City of) Industrial Trust
(Warmack-Muskogee Ltd.); VRD Series 1985
IDR (LOC-Bank of America N.A.)
(Acquired 11/05/04; Cost $100,000)
    3.18%, 12/01/15 (b)(c)(d)(f)                                      --           VMIG-1              100          100,000
===========================================================================================================================
                                                                                                                  1,600,000
===========================================================================================================================

OREGON--1.59%

Beaverton (City of); Refunding Water Series
2004 B RB
    3.00%, 06/01/05 (j)                                              AAA              Aaa              230          230,000
---------------------------------------------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
    3.00%, 06/30/05                                                SP-1+            MIG-1              200          200,194
===========================================================================================================================
                                                                                                                    430,194
===========================================================================================================================

TENNESSEE--9.26%

Tullahoma (City of) Industrial Development
Board (Marine Master Project); VRD Series
2002 IDR (LOC-AmSouth Bank)
    3.18%, 10/01/17 (b)(c)(d)(e)                                      --              P-1            2,500        2,500,000
===========================================================================================================================

                                                                       RATINGS            (A)     PAR
                                                                S&P             MOODY'S          (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
TEXAS--4.84%

Collin (County of) Community College District;
Limited Taxable Improvement Series 2002 GO
    3.65%, 08/15/05                                                  AAA              Aaa     $        340     $    340,818
---------------------------------------------------------------------------------------------------------------------------
Corpus Christi (City of) Utility System;
Refunding & Improvement Series 2002 RB
    3.00%, 07/15/05 (j)                                              AAA              Aaa              200          200,239
---------------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Texas Children's Hospital
Project); Refunding Series 1995 RB
    6.00%, 10/01/05 (h)                                              AAA              Aaa              350          354,447
---------------------------------------------------------------------------------------------------------------------------
Socorro (City of) Independent School District;
Unlimited Tax Series 2004 GO (CEP-Texas
Permanent School Fund)
    3.00%, 08/15/05                                                  AAA               --              260          260,713
---------------------------------------------------------------------------------------------------------------------------
Texas (State of); Series 2004 TRAN
    3.00%, 08/31/05                                                SP-1+            MIG-1              150          150,515
===========================================================================================================================
                                                                                                                  1,306,732
===========================================================================================================================

WASHINGTON--11.63%

King (County of) School District No. 406
(South Central); Refunding Unlimited Tax
Series 2004 GO
    2.50%, 12/01/05 (j)                                               --              Aaa              110          110,135
---------------------------------------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
Corp. (Sysco Food Services Project);
Refunding VRD Series 1994 IDR
    3.02%, 11/01/25 (b)(c)                                          A-1+           VMIG-1            1,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------
Thurston (County of) School District No. 033
(Tumwater); Refunding Unlimited Tax
Series 2004 GO
    3.00%, 06/01/05 (j)                                               --              Aaa              200          200,000
---------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
System (Nuclear Project No. 2); Refunding
Series 1993 B RB
    5.40%, 07/01/05                                                  AA-              Aaa              250          250,675
---------------------------------------------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
System (Nuclear Project No. 3); Refunding
Series 1993 C RB
    5.00%, 07/01/05 (j)                                              AAA              Aaa              300          300,724
---------------------------------------------------------------------------------------------------------------------------
Washington (State of) Lake Tapps Parkway
Properties; Special Revenue Series 1999 A RB
(LOC-U.S. Bank, N.A.)
    3.00%, 12/01/19 (b)(c)(d)                                         --           VMIG-1            1,280        1,280,000
===========================================================================================================================
                                                                                                                  3,141,534
===========================================================================================================================

                                                                       RATINGS            (A)     PAR
                                                                S&P             MOODY'S          (000)            VALUE
---------------------------------------------------------------------------------------------------------------------------
WISCONSIN--9.01%

Appleton (City of) Redevelopment Authority
(Fox Cities Performing Arts Center Project);
Redevelopment VRD Series 2001 B RB (LOC-JPMorgan
Chase Bank; M&I Marshall & Isley Bank)
    3.08%, 06/01/36 (b)(c)(d)                                         --           VMIG-1     $        900     $    900,000
---------------------------------------------------------------------------------------------------------------------------
Madison (City of) Community Development
Authority (Hamilton Point Apartments Project);
Refunding Multi-family Housing VRD Series
1997 A RB (LOC-JPMorgan Chase Bank)
(Acquired 08/28/02; Cost $905,000)
    3.14%, 10/01/22 (b)(c)(d)(f)(k)                                   --               --              905          905,000
---------------------------------------------------------------------------------------------------------------------------
Milwaukee (City of) Area Technical College
District; Unlimited Tax Series 2004 B
Promissory Notes
    2.50%, 06/01/05                                                   --              Aa2              150          150,000
---------------------------------------------------------------------------------------------------------------------------
Milwaukee (City of) Metropolitan Sewerage
District; Refunding Unlimited Tax
Series 1997 A GO
    6.00%, 10/01/05                                                  AA+              Aa1              125          126,531
---------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
Flow Management Program; Series 2004 B-1 COP
    3.50%, 11/01/05                                                   --            MIG-1              100          100,401
---------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
Flow Management Program; Tax 3rd Series
2004 A-3 COP
    3.00%, 09/20/05                                                   --            MIG-1              250          250,986
===========================================================================================================================
                                                                                                                  2,432,918
===========================================================================================================================

Total Municipal Obligations  (Cost $27,005,530)                                                                  27,005,530
===========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $27,005,530) (m)                                                             $ 27,005,530
___________________________________________________________________________________________________________________________
===========================================================================================================================


Investment Abbreviations:

CEP      Credit Enhancement Provider
COP      Certificate of Participation
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
LOC      Letter of Credit
NRR      Not Re-Rated
PCR      Pollution Control Revenue Bonds
RB       Revenue Bonds
TAN      Tax Antcipation Notes
TRAN     Tax and Revenue Anticipation Notes
VRD      Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on May 31, 2005.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Security subject to the alternative minimum tax.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at May 31, 2005 was $1,305,000, which represented 4.83% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Advance refunded.

(h) Secured by an escrow fund of U.S. Treasury obligations.

(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co. or Financial Security Assurance Inc.

(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.

(l) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on May 31, 2005.

(m) Also represents cost for federal income tax purposes.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

SCHEDULE OF INVESTMENTS--U.S. GOVERNMENT MONEY PORTFOLIO
May 31, 2005
(Unaudited)

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--39.59%

FEDERAL HOME LOAN BANK (FHLB)--6.57%

Unsec. Bonds,
1.70%                                                           12/30/05     $      1,000     $    990,426
----------------------------------------------------------------------------------------------------------
Unsec. Disc. Notes, (a)
3.06%                                                           08/08/05              600          596,532
----------------------------------------------------------------------------------------------------------
3.08%                                                           08/31/05              588          583,430
==========================================================================================================
                                                                                                 2,170,388
==========================================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--15.38%

Unsec. Disc. Notes, (a)

2.90%                                                           06/30/05              506          504,818
----------------------------------------------------------------------------------------------------------
2.74%                                                           07/05/05            1,027        1,024,342
----------------------------------------------------------------------------------------------------------
2.98%                                                           07/12/05              500          498,304
----------------------------------------------------------------------------------------------------------
3.07%                                                           08/09/05            1,400        1,391,762
----------------------------------------------------------------------------------------------------------
2.97%                                                           08/16/05            1,000          993,741
----------------------------------------------------------------------------------------------------------
3.26%                                                           10/25/05              676          667,063
==========================================================================================================
                                                                                                 5,080,030
==========================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--17.64%

Unsec. Disc. Notes, (a)

2.91%                                                           06/22/05              900          898,472
----------------------------------------------------------------------------------------------------------
2.92%                                                           06/29/05            3,952        3,943,009
----------------------------------------------------------------------------------------------------------
3.32%                                                           11/09/05            1,000          985,152
==========================================================================================================
                                                                                                 5,826,633
==========================================================================================================

Total U.S. Government Agency Securities
(Cost $13,077,051)                                                                              13,077,051
==========================================================================================================

Total Investments (excluding Repurchase Agreements)
(Cost $13,077,051)                                                                              13,077,051
==========================================================================================================

REPURCHASE AGREEMENTS--60.41%

Bank of Nova Scotia (The)-New York Branch (Canada)
3.05% (b)                                                       06/01/05            1,500        1,500,000
----------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
(United Kingdom)
3.05% (c)                                                       06/01/05            1,500        1,500,000
----------------------------------------------------------------------------------------------------------

                                                                                  PAR
                                                              MATURITY           (000)           VALUE
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS- (CONTINUED)

BNP Paribas Securities Corp.-New York Branch (France)
3.05% (d)                                                       06/01/05     $      1,500     $  1,500,000
----------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
3.07% (e)                                                       06/01/05            6,000        6,000,000
----------------------------------------------------------------------------------------------------------
CSFB LLC-New York Branch (Switzerland)
3.05% (f)                                                       06/01/05            6,457        6,457,044
----------------------------------------------------------------------------------------------------------
Morgan Stanley
3.05% (g)                                                       06/01/05            1,500        1,500,000
----------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
3.05% (h)                                                       06/01/05            1,500        1,500,000
==========================================================================================================
Total Repurchase Agreements (Cost $19,957,044)                                                  19,957,044
==========================================================================================================

TOTAL INVESTMENTS (Cost $33,034,095)--100.00% (i)                                             $ 33,034,095
__________________________________________________________________________________________________________
==========================================================================================================


Investment Abbreviations:

Disc.    --   Discounted
Unsec.   --   Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,181. Collateralized by $248,289,000 U.S. Government obligations, 3.00% to 6.00% due 10/19/07 to 07/15/12 with an aggregate market value at 05/31/05 of $255,000,203. The amount to be received upon repurchase by the Fund is $1,500,127.

(c) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $575,033,729. Collateralized by $594,173,000 U.S. Government obligations, 0% due 04/13/06 to 08/21/06 with an aggregate market value at 05/31/05 of $586,485,419. The amount to be received upon repurchase by the Fund is $1,500,127.

(d) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $250,021,181. Collateralized by $255,273,000 U.S. Government obligations, 3.75% to 3.88% due 06/15/08 to 09/15/08 with an aggregate market value at 05/31/05 of $255,000,604. The amount to be received upon repurchase by the Fund is $1,500,127.

(e) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $600,051,167. Collateralized by $598,425,000 U.S. Government obligations, 0% to 7.13% due 06/15/05 to 04/15/42 with an aggregate market value at 05/31/05 of $612,001,011. The amount to be received upon repurchase by the Fund is $6,000,512.

(f) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,361. Collateralized by $546,649,000 U.S. Government obligations, 0% to 6.03% due 07/08/05 to 10/08/27 with an aggregate market value at 05/31/05 of $514,669,600. The amount to be received upon repurchase by the Fund is $6,457,591.

(g) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $500,042,361. Collateralized by $500,755,00 U.S. Government obligations, 1.63% to 7.63% due 06/15/05 to 02/18/15 with an aggregate market value at 05/31/05 of $510,257,497. The amount to be received upon repurchase by the Fund is $1,500,127.

(h) Joint repurchase agreement entered into 05/31/05 with an aggregate maturing value of $100,008,472. Collateralized by $101,984,000 U.S. Government obligations, 0% to 4.61% due 02/28/06 to 10/10/13 with an aggregate market value at 05/31/05 of $102,000,721. The amount to be received upon repurchase by the Fund is $1,500,127.

(i) Also represents cost for federal income tax purposes.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

Item 2. Controls and Procedures.

    (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer's Series Trust

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    July 29, 2005



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                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.